Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	962,000
Proposed Maximum Offering Price per Unit	80.80
Maximum Aggregate Offering Price	$ 77,729,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,734.45
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers any additional shares of common stock, $0.0001 par value per share (“Common Stock”), of ANI Pharmaceuticals, Inc. (the “Registrant”) which may become issuable under the Registrant’s Amended and Restated 2022 Stock Incentive Plan (the “Amended and Restated 2022 Plan”) resulting from adjustments as a result of stock dividends, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) based on the average of the high and low prices of Registrant’s Common Stock as reported on the Nasdaq Global Market on July 14, 2026. Pursuant to General Instruction E of Form S-8, the registration fee is calculated with respect to the additional securities registered on this Form S-8 only.Represents 962,000 shares of Common Stock added to the shares available for issuance pursuant to the Amended and Restated 2022 Plan resulting from the approval of the Amended and Restated 2022 Plan approved by the Registrant’s stockholders at the 2026 Annual Meeting of Stockholders.